P.O. Box 9012 Clearwater, Florida 33758-9012 (727) 299-1800

September 21, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Transamerica Series Trust (File Nos. 033-00507; 811-04419) (the “Registrant”)

Transamerica Market Participation Strategy VP

Dear Sir or Madam:

On behalf of the Registrant, we are filing today through the EDGAR system a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of Prospectus for the Registrant, dated September 17, 2012, otherwise required to be filed under paragraph (c) of Rule 497, would not have differed from the form of Prospectus contained in the Form N-1A registration statement for the Registrant (Post-Effective Amendment No. 114) (the “Registration Statement”). The Registration Statement was filed electronically with the Securities and Exchange Commission on September 7, 2012 via EDGAR (Accession Numbers: 0001193125-12-384934 for the Service class shares and 0001193125-12-38511 for the Initial class shares).

Any comments or questions on this filing should be directed to the undersigned at (727) 299-1844.

Very truly yours,

/s/ Timothy J. Bresnahan

Timothy J. Bresnahan

Vice President and Senior Counsel

Transamerica Asset Management, Inc.